245 Summer Street

Fidelity® Investments

Boston, MA 02210

October 31, 2016

U.S. Securities & Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

Attention: File Room

RE:	Fidelity Money Market Trust (the trust): File Nos. 002-62417 and 811-02861 Retirement Government Money Market Portfolio Retirement Government Money Market II Portfolio (the fund(s))

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Ladies and Gentlemen:

Transmitted herewith pursuant to Rule 497(j) under the Securities Act of 1933 is certification that the Prospectuses and Statements of Additional Information with respect to the above referenced funds do not differ from those filed in the most recent post-effective amendment, which was filed electronically.

Very truly yours,

/s/ Marc Bryant

Marc Bryant

Secretary of the Trust